COMMON STOCK (Details Narrative) - USD ($)	Dec. 31, 2020	Aug. 31, 2019
Equity [Abstract]
Amount authorized to be repurchased		$ 2,000,000.0
Remaining amount authorized to be repurchased	$ 341,000